Short-term and Long-term Borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term and Long-term Borrowings
10. Short-term and long-term borrowings
In the ordinary course of business, the Company transfers loan principals to certain Funding Partners. However, in accordance with ASC 860
Transfers and Servicing
the loan principals are not derecognized upon transfer as they are not legally isolated. Hence, the Company continues to report the transferred loan principal in the consolidated balance sheets and account for the proceeds from the transfer as a secured borrowing with pledge of collateral.
The following table presents short-term borrowings from the Funding Partners as of December 31, 2018 and 2019. Short-term borrowings include borrowings with terms shorter than one year, the current portion of the long-term borrowings and long-term borrowings with early repayment options that are exercisable by the Funding Partners on demand:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term*	2018	2019
			RMB	RMB	US$
Other institutions	8.5% - 11%	62 to 368 days	1,553,910,792	—	—
Trust beneficiaries	7% - 16%	12 to 24 months	2,250,801,743	842,977,069	121,086,080
Bank	3.92% - 12%	31 to 367 days	55,728,040	206,593,264	29,675,265

			3,860,440,575	1,049,570,333	150,761,345

*	Includes current portion of borrowings greater than 1 year.

The following table presents long-term borrowings from Funding Partners as of December 31, 2018 and 2019:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term	2018	2019
			RMB	RMB	US$
Trust beneficiaries	8% to 10%	13 to 36 months	413,400,000	—	—

			413,400,000	—	—

The weighted average interest rate for the outstanding borrowings was approximately 7.91% and 8.42% as of December 31, 2018 and 2019, respectively.
The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2018. There were no long-term borrowings as of December 31, 2019:

	Payment due by period
	Less than 1 year	1 – 2 years	Greater than 2 years	Total
As of December 31, 2018 Long-term borrowings and interest payables (RMB)	36,560,000	159,548,333	289,673,333	485,781,666

In November 2019, the Company entered into a

revolving
credit
facility with
several
banks
.
The credit facility enables
the Company to borrow RMB1,200 million to be used
for
the construction
of the Company
’s

office buil
ding and innovation center
. The credit facility expires in
eight years and
is
guaranteed by
Xinjiang
Qudian
Technology Co., Ltd. and
Qufenqi
(
Ganzhou
) Information Technology Co., Ltd. and
collateralized
by the land-use-right
which has
a carrying amount of RMB
104
million (US$
15
million) as of December 31, 2019.
Drawdowns from the credit facility
will
incur

interest at a rate equal to the
Loan Prime Rate plus 0.295%
. The Company is required to comply with certain financial covenants, which has been met as of December 31, 2019. As of December 31, 2018, and 2019, the
Company has not drawn do
wn from the credit f
acility
.